Finance Costs	6 Months Ended
Jun. 30, 2025
Finance Costs [Abstract]
Finance costs
24.	Finance costs

	Six months ended June 30
	2025	2024
Interest expense:
Bank borrowings	$284,759	$292,368
Loan from shareholders (refer to Note 31)	-	113,549
Lease liabilities	8,914	10,688
	$293,673	$416,605